Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Insurance premium receivables	¥ 2,329	$ 335	¥ 9,143
Short-term borrowings	36,880	5,297	24,267
Accounts payable	124,441	17,875	73,448
Insurance premium payables	125,587	18,039	114,447
Other payables and accrued expenses	30,211	4,340	36,908
Payroll and welfare payable	43,993	6,319	31,850
Income taxes payable	206	30	250
Amounts due to related parties	465	67
Long-term borrowings | ¥	0		15,804
Deferred tax liabilities	530	76	¥ 575
Other non-current liabilities	¥ 518	$ 74
Common shares per share | $ / shares		$ 0.00001
Common shares authorized	4,549,953,780	4,549,953,780	4,549,953,780
Common shares issued	483,310,373	483,310,373	445,272,000
Common shares outstanding	483,310,373	483,310,373	445,272,000
Pro Forma [Member]
Insurance premium receivables	¥ 2,329	$ 335
Short-term borrowings	36,880	5,297
Accounts payable	124,441	17,875
Insurance premium payables	125,587	18,039
Other payables and accrued expenses	30,211	4,340
Payroll and welfare payable	43,993	6,319
Income taxes payable	206	30
Amounts due to related parties	465	67
Deferred tax liabilities	530	76
Other non-current liabilities	¥ 518	$ 74
Common shares issued	933,356,593	933,356,593
Common shares outstanding	933,356,593	933,356,593
Variable Interest Entity [Member]
Restricted cash | ¥	¥ 161,186		¥ 145,599
Insurance premium receivables | ¥	2,329		9,143
Short-term borrowings | ¥	36,880		24,267
Accounts payable | ¥	124,441		72,989
Insurance premium payables | ¥	125,587		114,447
Other payables and accrued expenses | ¥	37,678		60,599
Payroll and welfare payable | ¥	43,831		31,850
Income taxes payable | ¥	206		206
Amounts due to related parties | ¥	0		0
Long-term borrowings | ¥	0		15,804
Deferred tax liabilities | ¥	530		575
Other non-current liabilities | ¥	¥ 518		¥ 0
Series A redeemable preferred shares [Member]
Redeemable preferred shares par value | $ / shares		$ 0.00001
Redeemable preferred shares authorized	204,022,000	204,022,000	204,022,000
Redeemable preferred shares issued	204,022,000	204,022,000	204,022,000
Redeemable preferred shares outstanding	204,022,000	204,022,000	204,022,000
Series A redeemable preferred shares [Member] | Pro Forma [Member]
Redeemable preferred shares authorized	204,022,000	204,022,000
Redeemable preferred shares issued	0	0
Redeemable preferred shares outstanding	0	0
Series B redeemable preferred shares [Member]
Redeemable preferred shares par value | $ / shares		$ 0.00001
Redeemable preferred shares authorized	185,512,580	185,512,580	185,512,580
Redeemable preferred shares issued	185,512,580	185,512,580	185,512,580
Redeemable preferred shares outstanding	185,512,580	185,512,580	185,512,580
Series B redeemable preferred shares [Member] | Pro Forma [Member]
Redeemable preferred shares authorized	185,512,580	185,512,580
Redeemable preferred shares issued	0	0
Redeemable preferred shares outstanding	0	0
Series B+ redeemable preferred shares [Member]
Redeemable preferred shares par value | $ / shares		$ 0.00001
Redeemable preferred shares authorized	43,937,180	43,937,180	43,937,180
Redeemable preferred shares issued	43,937,180	43,937,180	43,937,180
Redeemable preferred shares outstanding	43,937,180	43,937,180	43,937,180
Series B+ redeemable preferred shares [Member] | Pro Forma [Member]
Redeemable preferred shares authorized	43,937,180	43,937,180
Redeemable preferred shares issued	0	0
Redeemable preferred shares outstanding	0	0
Series B++ redeemable preferred shares [Member]
Redeemable preferred shares par value | $ / shares		$ 0.00001
Redeemable preferred shares authorized	16,574,460	16,574,460	16,574,460
Redeemable preferred shares issued	16,574,460	16,574,460	16,574,460
Redeemable preferred shares outstanding	16,574,460	16,574,460	16,574,460
Series B++ redeemable preferred shares [Member] | Pro Forma [Member]
Redeemable preferred shares authorized	16,574,460	16,574,460
Redeemable preferred shares issued	0	0
Redeemable preferred shares outstanding	0	0